Restricted Cash	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Restricted Cash
5. Restricted Cash
As of September 30, 2023, the Company maintained current restricted cash of $1.8 million and non-current
restricted cash of $3.4 million. As of December 31, 2022, the Company maintained current restricted cash of $0.6 million and non-current
restricted cash of $4.5 million. Such current amounts are included within “Prepaid expenses and other current assets” and such non-current
amounts are included within “Other
non-current
assets” in the condensed consolidated balance sheets. All restricted cash amounts are comprised solely of letters of credit required pursuant to the Company’s facility leases.
The following table provides a reconciliation of cash, cash equivalents and restricted cash as of September 30, 2023 and 2022 that sums to the total of the same amounts shown in the condensed consolidated statements of cash flows (in thousands):

	September 30,
	2023	2022
Cash and cash equivalents	$46,119	$48,113
Restricted cash	5,174	5,294

Cash, cash equivalents and restricted cash	$51,293	$53,407

5. Restricted Cash
As of December 31, 2022, the Company maintained current restricted cash of $0.6 million and non-current
restricted cash of $4.5 million. As of December 31, 2021, the Company maintained non-current
restricted cash of $0.6 million. Such current amounts are included within “Prepaid expenses and other current assets” and such non-current
amounts are included within “Other
non-current
assets” in the consolidated balance sheets. All restricted cash amounts are comprised solely of letters of credit required pursuant to the Company’s facility leases.
The following table provides a reconciliation of cash, cash equivalents and restricted cash as of December 31, 2022 and 2021 that sums to the total of the same amounts shown in the consolidated statements of cash flows (in thousands):

	December 31,
	2022	2021
Cash and cash equivalents	$36,333	$83,492
Restricted cash	5,144	552

Cash, cash equivalents and restricted cash	$41,477	$84,044